Initial Public Offering - Additional Information (Detail) - $ / shares	Aug. 14, 2020	Mar. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of shares in each unit	0
Number of redeemable warrants in each unit issued in public offering	0.2
Public Warrant, Class A common stock exercise price per share		$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, new issues	34,500,000
Shares issued	$ 10.00
Public Warrant, Class A common stock exercise price per share	$ 11.50
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, new issues	4,500,000